Interests in associates and joint ventures - Summarized asset and liability information (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interests in associates and joint ventures [abstract]
Non-current financial assets	€ 0	€ 2
Trade receivables	31	30	€ 55
Current financial assets	(1)	(2)	(1)
Other current assets	0	0
Current liabilities	7	4	7
Trade payables	9	€ 8	15
Other current liabilities	€ 0		1
Deferred income			€ 45